Total
FPA Queens Road Small Cap Value Fund
FPA QUEENS ROAD SMALL CAP VALUE FUND
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FPA Queens Road Small Cap Value Fund - USD ($)	Investor Class	Advisor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none
Maximum Deferred .Sales Charge (Load) (as a % of the lower of purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FPA Queens Road Small Cap Value Fund		Investor Class	Advisor Class	Institutional Class
Management Fees		0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		none	none	none
Other Expenses	[1]	0.30%	0.24%	0.13%
Total Annual Fund Operating Expenses		0.96%	0.90%	0.79%
Fee Waiver and Reimbursement	[2]	none	none	none
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement		0.96%	0.90%	0.79%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until July 27, 2024 so that the total annual operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) of the Fund do not exceed 1.04%, 0.99% and 0.89%, for Investor Class, Advisor Class, and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The expense limit agreement may be terminated only by the Fund’s Board of Trustees (the “Board”), upon written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain same. The one-year figure and three-year figure are each based on total annual operating expenses of the Fund after expense reimbursement. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - FPA Queens Road Small Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	98	306	531	1,178
Advisor Class	92	287	498	1,108
Institutional Class	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2022, the Predecessor Fund’s (defined below) portfolio turnover was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of companies with small market capitalization. The Fund currently defines a small capitalization (small cap) company as one whose market capitalization, at the time of purchase, is no greater than the largest market capitalization of any company included in the Russell 2000 Index.

The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to- cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market. The sub-adviser generally sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

Principal Investment Risks
Performance

The Fund will acquire all of the assets and liabilities of FPA Queens Road Small Cap Value Fund (the “Predecessor Fund”), a series of Bragg Capital Trust, following the reorganization of the Predecessor Fund, which is expected to occur on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023 reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of a broad-based securities market index. The past performance information shown below is for Investor Class shares of the Predecessor Fund. Although Investor Class shares would have similar annual returns to the Predecessor Fund’s other share classes (i.e. Advisor Class and Institutional Class shares) because all of the classes are invested in the same portfolio of securities, the returns for each class of shares will vary because of the different expenses paid by each class of shares, as described in the table labeled “Fees and Expenses of the Fund” above. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund’s website at www.fpa.com/funds or call (800) 982-4372.

Performance Bar Chart of the Predecessor Fund —Investor Class Calendar Years Ended December 31

The total return for the Predecessor Fund’s Investor Class shares from January 1, 2023 to March 31, 2023 was 0.70%.

The Predecessor Fund’s highest/lowest quarterly results during this time period were:

Highest	24.75%	(Quarter ended 12/31/2020)
Lowest	-21.84%	(Quarter ended 03/31/2020)

Average Annual Total Returns – Acquired Fund Investor Class (for the periods ended December 31, 2022)
Average Annual Returns - FPA Queens Road Small Cap Value Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class		(9.16%)	7.56%	9.22%
Advisor Class		(9.17%)
Institutional Class		(9.03%)
After Taxes on Distributions | Investor Class		(9.61%)	6.63%	8.41%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	[1]	(5.12%)	5.74%	7.37%
Benchmark: Russell 2000 Value Index		(14.48%)	4.13%	8.48%
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).